Schedule of Other Receivables and Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Prepaid expenses and other current assets	$ 429	$ 413
Government authorities	17	19
Other	133	50
Total	$ 579	$ 482